CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit for the year		$ 96,379	$ 111,068	$ 224,435
Items that may be subsequently reclassified to profit or loss
Currency translation differences		(1,628)	1,624	2,121
(Loss) Gain on cash flow hedges	[1]	(960)	2,738	966
Income tax benefit (expense) relating to cash flow hedges		932	(1,369)	(483)
Other comprehensive (loss) profit for the year		(1,656)	2,993	2,604
Total comprehensive profit for the year		$ 94,723	$ 114,061	$ 227,039

[1]	Unrealized result on commodity risk management contracts designated as cash flow hedges. See Note 8.